Interests in associates, joint ventures and other investments - Summary of Aggregate Financial Performance of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of principal associates and joint ventures [line items]
Share of other comprehensive (loss)/ earnings of associate undertakings	£ (0.9)	£ 51.2	£ 13.5
Associates and Joint Ventures
Disclosure of principal associates and joint ventures [line items]
Share of results of associate undertakings	70.2	(60.4)	23.8
Share of other comprehensive (loss)/ earnings of associate undertakings	(0.9)	51.2	13.5
Share of total comprehensive earnings/(loss) of associate undertakings	£ 69.3	£ (9.2)	£ 37.3